INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Cash and cash equivalents (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash at bank and on hand	$ 48,129,194	$ 32,912,886	$ 28,327,569
Money market funds		562,380	7,718,544
Total cash and cash equivalents	$ 48,129,194	$ 33,475,266	$ 36,046,113